Debt -Summary of long term debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Nov. 30, 2019	Oct. 31, 2019	Mar. 31, 2019	Feb. 28, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt, Gross	$ 403,475,185
Unamortized deferred financing fees	(6,642,490)	$ (862,243)	$ (6,322,104)
Debt, Net	396,832,695	134,184,699	466,168,601
Current portion	(1,721,132)	(7,089,976)	(2,615,705)
Long-term Debt, Excluding Current Maturities, Total	395,111,563	127,094,723	463,552,896
Interest expense related to long-term debt agreements	27,849,699	7,418,959
Credit Facility [Member]
Debt Instrument [Line Items]
Borrowing capacity	425,000,000					$ 425,000,000	$ 175,000,000
Secured term loans
Debt Instrument [Line Items]
Debt, Gross	246,250,000	134,875,000	295,937,500
Initial/credit facility term loan
Debt Instrument [Line Items]
Debt, Gross		67,375,000	246,250,000
Borrowing capacity						300,000,000	70,000,000
Delayed Draw Term Loan
Debt Instrument [Line Items]
Debt, Gross		67,500,000	49,687,500
Borrowing capacity				$ 100,000,000	$ 50,000,000	50,000,000	80,000,000
Revolving credit facility/revolver
Debt Instrument [Line Items]
Debt, Gross	12,000,000	0	32,000,000
Borrowing capacity						$ 75,000,000	$ 25,000,000
New Promissory Note
Debt Instrument [Line Items]
Debt, Gross	143,500,000		$ 143,500,000
Seller note (see Note 3)
Debt Instrument [Line Items]
Debt, Gross	1,666,667
Other
Debt Instrument [Line Items]
Debt, Gross	$ 58,518	$ 171,942
Term Loan Promissory Note Issued May 2017 [Member]
Debt Instrument [Line Items]
Debt, Gross								$ 5,979,167